SEGMENTED INFORMATION - Geographical information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues	$ 4,711	$ 4,096	$ 3,810
Consolidated property, plant and equipment and equity-accounted investments	55,675	50,539
Hydroelectric
Disclosure of operating segments [line items]
Revenues	2,527	2,150	2,105
Wind
Disclosure of operating segments [line items]
Revenues	1,146	1,074	915
Solar
Disclosure of operating segments [line items]
Revenues	700	563	539
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues	338	309	251
North America | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,211	1,044	1,030
North America | Wind
Disclosure of operating segments [line items]
Revenues	676	684	494
Brazil
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	4,754	3,860
Brazil | Hydroelectric
Disclosure of operating segments [line items]
Revenues	181	177	201
Brazil | Wind
Disclosure of operating segments [line items]
Revenues	90	81	79
Europe
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	3,963	4,440
Europe | Wind
Disclosure of operating segments [line items]
Revenues	201	189	237
Colombia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	8,264	8,497
Colombia | Hydroelectric
Disclosure of operating segments [line items]
Revenues	1,135	929	874
Asia
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	1,932	1,495
Asia | Wind
Disclosure of operating segments [line items]
Revenues	179	120	$ 105
United States
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	29,056	26,713
Canada
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	7,560	5,534
Other
Disclosure of operating segments [line items]
Consolidated property, plant and equipment and equity-accounted investments	$ 146	$ 0